SUBSEQUENT EVENTS (Schedule of Pursuant to this Restructuring Plan) (Details) - Subsequent Event [Member] - CFO [Member] $ in Thousands	1 Months Ended
Jan. 31, 2018 USD ($)
Payroll and share-based compensation expenses	$ 1,418
Lease facilities and related expenses	852
Total restructuring costs	$ 2,270